Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Other Commitments [Line Items]
Purchase price obligation	$ 161,989
MSC Cristina
Other Commitments [Line Items]
Vessel year built	2011
Vessel type	Container
Purchase price obligation	$ 147,750